UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage, LLC
Address: 10225 Yellow Circle Drive, Suite 100
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Megan E. Edwards
Title: Chief Compliance Officer
Phone: 952-944-3206

Signature, Place, and Date of Signing:

  /s/ Megan E. Edwards         Minnetonka, MN                01-25-2013
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   44

FORM 13F INFORMATION TABLE VALUE TOTAL:   $408,357
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS: NONE

                           FORM 13F INFORMATION TABLE

                                                              VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGER  SOLE   SHARED  NONE
CURRENCYSHARES AUSTRALIAN DL     AUSTRALIAN DOL    23129U101     9444     90677   SH       SOLE        NONE     41403     0    49274
ISHARES INC                      MSCI PAC J IDX    464286665    23865    506266   SH       SOLE        NONE    179761     0   326505
ISHARES INC                      EM MKT MIN VOL    464286533     7364    121594   SH       SOLE        NONE     69387     0    52207
ISHARES SILVER TRUST             ISHARES           46428Q109     6419    218571   SH       SOLE        NONE    124345     0    94226
ISHARES TR                       DJ US REAL EST    464287739     6800    105143   SH       SOLE        NONE     59850     0    45293
ISHARES TR                       EAFE MIN VOLAT    46429B689     7014    128268   SH       SOLE        NONE     73191     0    55077
ISHARES TR                       MRTG PLS CAP IDX  464288539     6571    480689   SH       SOLE        NONE    274366     0   206323
ISHARES TR                       JPMORGAN USD      464288281    13933    113468   SH       SOLE        NONE     52523     0    60945
ISHARES TR                       BARCLYS TIPS BD   464287176    13639    112335   SH       SOLE        NONE     52344     0    59991
ISHARES TR                       BARCLYS 7-10 YR   464287440     6608     61472   SH       SOLE        NONE     21344     0    40128
ISHARES TR                       DJ US FINL SVC    464287770     7379    124409   SH       SOLE        NONE     43181     0    81228
ISHARES TR                       DJ US HEALTHCR    464287762     6958     83314   SH       SOLE        NONE     29040     0    54274
ISHARES TR                       DJ US TELECOMM    464287713     7005    288763   SH       SOLE        NONE    100338     0   188425
ISHARES TR                       MSCI EAFE INDEX   464287465     7654    134604   SH       SOLE        NONE     72903     0    61701
ISHARES TR                       MSCI EMERG MKT    464287234    24668    556219   SH       SOLE        NONE    197544     0   358675
ISHARES TR                       NASDQ BIO INDX    464287556     7185     52358   SH       SOLE        NONE     18211     0    34147
ISHARES TR                       CORE S&P500 ETF   464287200     7446     52021   SH       SOLE        NONE     28854     0    23167
ISHARES TR                       S&P 500 VALUE     464287408    36250    546013   SH       SOLE        NONE    185632     0   360381
ISHARES TR                       S&P EURO PLUS     464287861    24444    621979   SH       SOLE        NONE    220955     0   401024
ISHARES TR                       CONS SRVC IDX     464287580     7131     82149   SH       SOLE        NONE     28650     0    53499
ISHARES TR                       EPRA/NAR DEV R/E  464288489     7180    216731   SH       SOLE        NONE    123278     0    93453
ISHARES TR                       HIGH YLD CORP     464288513    13979    149749   SH       SOLE        NONE     69490     0    80259
ISHARES TR                       IBOXX INV CPBD    464287242    13988    115612   SH       SOLE        NONE     54069     0    61543
ISHARES TR                       US PFD STK IDX    464288687     7036    177584   SH       SOLE        NONE    101459     0    76125
PIMCO ETF TR                     BROAD US TIPS     72201R403     4247     69397   SH       SOLE        NONE      8878     0    60519
PIMCO ETF TR                     INV GRD CRP BD    72201R817     6706     62094   SH       SOLE        NONE      7884     0    54210
POWERSHARES ETF TRUST II         INTL CORP BOND    73936Q835     4408    148859   SH       SOLE        NONE     18950     0   129909
POWERSHARES GLOBAL ETF TRUST     AGG PFD PORT      73936T565     2437    166037   SH       SOLE        NONE     20927     0   145110
POWERSHARES GLOBAL ETF TRUST     SOVEREIGN DEBT    73936T573     6904    219557   SH       SOLE        NONE     27795     0   191762
POWERSHARES GLOBAL ETF TRUST     ASIA PAC EX-JP    73936T854    10822    189304   SH       SOLE        NONE     20987     0   168317
POWERSHARES GLOBAL ETF TRUST     FDM HG YLD RAFI   73936T557     6855    356109   SH       SOLE        NONE     45224     0   310885
POWERSHS DB MULTI SECT COMM      DB PREC MTLS      73936B200     8868    155338   SH       SOLE        NONE     70821     0    84517
POWERSHS DB MULTI SECT COMM      DB SILVER FUND    73936B309     2212     42262   SH       SOLE        NONE      5324     0    36938
VANGUARD BD INDEX FD INC         INTERMED TERM     921937819     2398     27176   SH       SOLE        NONE      3420     0    23756
VANGUARD INDEX FDS               GROWTH ETF        922908736     2462     34592   SH       SOLE        NONE      4363     0    30229
VANGUARD INDEX FDS               LARGE CAP ETF     922908637     2542     39017   SH       SOLE        NONE      4929     0    34088
VANGUARD INDEX FDS               REIT ETF          922908553    10650    161851   SH       SOLE        NONE     19655     0   142196
VANGUARD INDEX FDS               VALUE ETF         922908744    19548    332453   SH       SOLE        NONE     36603     0   295850
VANGUARD INTL EQUITY INDEX F     MSCI EUROPE ETF   922042874    10783    220772   SH       SOLE        NONE     24468     0   196304
VANGUARD TAX MANAGED INTL FD     MSCI EAFE ETF     921943858    13956    396130   SH       SOLE        NONE     44453     0   351677
VANGUARD WORLD FDS               CONSUM DIS ETF    92204A108     3185     41980   SH       SOLE        NONE      4600     0    37380
VANGUARD WORLD FDS               FINANCIALS ETF    92204A405     3207     94046   SH       SOLE        NONE     10337     0    83709
VANGUARD WORLD FDS               HEALTH CAR ETF    92204A504     3042     42449   SH       SOLE        NONE      4661     0    37788
VANGUARD WORLD FDS               MATERIALS ETF     92204A801     3164     37576   SH       SOLE        NONE      4136     0    33440